Mine standby costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other income & finance costs [Line Items]
Mine standby costs	$ 15,433	$ 13,665
Stratoni
Disclosure of other income & finance costs [Line Items]
Mine standby costs	7,168	0
Skouries
Disclosure of other income & finance costs [Line Items]
Mine standby costs	5,785	8,890
Lamaque
Disclosure of other income & finance costs [Line Items]
Mine standby costs	0	3,086
Other Mine Location
Disclosure of other income & finance costs [Line Items]
Mine standby costs	$ 2,480	$ 1,689